SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit Large Cap Growth Fund Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.3%
Communications - 1.7%
American Tower Corp.	8,100	1,936,386
Verizon Communications, Inc.	12,025	699,254

		2,635,640

Consumer Durables - 1.5%
YETI Holdings, Inc. *	33,525	2,420,840

Consumer Non-Durables - 5.4%
Constellation Brands, Inc.	7,425	1,692,900
Estee Lauder Cos., Inc. - Class A	8,700	2,530,395
Mondelez International, Inc.	17,900	1,047,687
NIKE, Inc.	11,300	1,501,657
PepsiCo, Inc.	13,125	1,856,531

		8,629,170

Consumer Services - 5.0%
McDonald’s Corp.	6,650	1,490,531
Starbucks Corp.	17,400	1,901,298
Visa, Inc.	21,600	4,573,368

		7,965,197

Electronic Technology - 19.1%
Apple, Inc.	132,300	16,160,445
Applied Materials, Inc.	35,300	4,716,080
Broadcom, Inc.	7,800	3,616,548
Ciena Corp. *	17,600	963,072
Keysight Technologies, Inc. *	7,875	1,129,275
NVIDIA Corp.	5,675	3,030,053
Qualcomm, Inc.	6,325	838,632

		30,454,105

Finance - 3.8%
Aon, PLC	5,975	1,374,907
Chubb, Ltd.	5,050	797,748
Goldman Sachs Group, Inc.	5,150	1,684,050
JPMorgan Chase & Co.	4,900	745,927
T Rowe Price Group, Inc.	8,900	1,527,240

		6,129,872

Health Services - 3.0%
HCA Healthcare, Inc.	2,200	414,348
UnitedHealth Group, Inc.	11,575	4,306,710

		4,721,058

Health Technology - 8.8%
Abbott Laboratories	15,500	1,857,520
AbbVie, Inc.	14,825	1,604,362
Bristol-Myers Squibb Co.	5,675	358,263
DexCom, Inc. *	6,275	2,255,172
Intuitive Surgical, Inc. *	2,800	2,069,032
Johnson & Johnson	9,400	1,544,890

Name of Issuer	Quantity	Fair Value ($)
Medtronic, PLC	15,825	1,869,407
Thermo Fisher Scientific, Inc.	5,250	2,395,995

		13,954,641

Process Industries - 2.1%
Ecolab, Inc.	4,325	925,853
Linde, PLC	2,650	742,371
Sherwin-Williams Co.	2,175	1,605,172

		3,273,396

Producer Manufacturing - 3.1%
Honeywell International, Inc.	8,425	1,828,815
Northrop Grumman Corp.	2,700	873,828
Siemens AG, ADR	8,325	685,114
Trane Technologies, PLC	8,900	1,473,484

		4,861,241

Retail Trade - 8.5%
Amazon.com, Inc. *	3,150	9,746,352
Home Depot, Inc.	8,425	2,571,731
TJX Cos., Inc.	18,075	1,195,661

		13,513,744

Technology Services - 34.1%
Accenture, PLC	10,200	2,817,750
Adobe, Inc. *	6,725	3,196,863
Alphabet, Inc. - Class A *	625	1,289,075
Alphabet, Inc. - Class C *	3,915	8,098,686
Atlassian Corp., PLC *	10,375	2,186,635
Autodesk, Inc. *	6,900	1,912,335
DocuSign, Inc. *	2,075	420,084
Dynatrace, Inc. *	12,550	605,412
Facebook, Inc. *	21,250	6,258,762
Intuit, Inc.	6,100	2,336,666
Microsoft Corp.	58,900	13,886,853
Paycom Software, Inc. *	2,500	925,150
PayPal Holdings, Inc. *	17,600	4,273,984
Pinterest, Inc. *	2,850	210,986
RingCentral, Inc. *	600	178,728
salesforce.com, Inc. *	15,225	3,225,721
ServiceNow, Inc. *	2,275	1,137,750
Splunk, Inc. *	8,100	1,097,388
Twilio, Inc. *	775	264,089

		54,322,917

Transportation - 2.6%
FedEx Corp.	6,700	1,903,068
Union Pacific Corp.	10,150	2,237,162

		4,140,230

Utilities - 0.6%
NextEra Energy, Inc.	13,100	990,491

Total Common Stocks (cost: $60,475,986)		158,012,542

MARCH 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit Large Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
Short-Term Securities - 0.8%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01%	1,324,409	1,324,409

(cost: $1,324,409)
Total Investments in Securities - 100.1% (cost: $61,800,395)		159,336,951
Other Assets and Liabilities, net - (0.1%)		(120,809)

Total Net Assets - 100.0%		$159,216,142

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2021 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	158,012,542	—	—	158,012,542
Short-Term Securities	1,324,409	—	—	1,324,409

Total:	159,336,951	—	—	159,336,951

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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